Events After the Reporting Period	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [Abstract]
Events After the Reporting Period
Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2019 and the date of authorization for issue of the accompanying consolidated financial statements:

•	On January 14, 2020, Telefónica Germany GmbH & Co. OHG signed a second tranche of its loan with European investment bank for 150 million euros maturing maximum in 2029.

•	On January 20, 2020, Telefónica Emisiones, S.A.U. redeemed 1,200 million euros of its notes issued on October 19, 2012. These notes were guaranteed by Telefónica, S.A.

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On February 3, 2020, Telefónica Emisiones, S.A.U., under its Guarantee Euro Program for the Issuance of Debt Instruments (EMTN Program), issued notes in the Euro market, guaranteed by Telefónica, S.A. amounting to 1,000 million euros. These issuances are due on February 3, 2030, with an annual coupon of 0.664% and are issued at par (100%).

•	In February 2020, Telefónica Europe, B.V. announced several transactions on its hybrid capital:

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(a) a new issue amounting to 500 million euros, guaranteed by Telefónica, S.A. The net proceeds of the new issue will be allocated towards eligible green investments, mainly energy efficiency in the network transformation from copper to fiber optic in Spain and also self-generation of renewable energy. The settlement took place on February 5, 2020;

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(b) a tender offer on two hybrid instruments, one denominated in pounds sterling and one in euros, with first call dates in November 2020 and September 2021, respectively. Telefónica Europe, B.V. accepted the purchase in cash of any and all of the tendered securities in an aggregate principal amount of 128 million pounds sterling and 232 million euros, respectively. The tender offer settled on February 6, 2020;

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(c) following the settlement of the offer and subsequent cancellation of the repurchased securities, announced on February 11, 2020 the exercise of the early redemption option with respect to both instruments, according to their respective terms and conditions, for the remaining outstanding securities (112 million euros equivalent); and

◦	(d) on February 13, 2020 announced the exercise of the redemption option with respect to the 244 million euros outstanding securities issued in March 2014.

•	On February 17, 2020, Colombia Telecomunicaciones, S.A. ESP announced the exercise of the redemption option with respect to the 500 million U.S. dollars outstanding securities issued in March 2015.